Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund (the “Mighty Mites Fund”)

Supplement dated December 28, 2017, to the Mighty Mites Fund’s Summary Prospectus and Prospectus for Class AAA, Class A, Class C, Class I and Class T shares each dated January 27, 2017, as amended July 5, 2017

Effective December 29, 2017 (the “Effective Date”), Paul D. Sonkin is no longer a portfolio manager of the Mighty Mites Fund. As of the Effective Date, all references to Paul D. Sonkin are removed from the applicable sections of the Summary Prospectus and the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR SUMMARY PROSPECTUS AND PROSPECTUS FOR REFERENCE.

Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund (the “Mighty Mites Fund”)

Supplement dated December 28, 2017, to the Mighty Mites Fund’s Statement of Additional Information for Class AAA, Class A, Class C, Class I and Class T shares dated January 27, 2017, as amended July 5, 2017

Effective December 29, 2017 (the “Effective Date”), Paul D. Sonkin is no longer a portfolio manager of the Mighty Mites Fund. As of the Effective Date, all references to Paul D. Sonkin are removed from the applicable sections of the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR REFERENCE.